Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Risk Management [line items]
Payable to the third-party holders of consolidated structured entities	¥ 21,400	¥ 9,407
Interest payable to policyholders	14,113	11,739
Salary and welfare payable	11,475	11,199
Brokerage and commission payable	7,418	5,268
Payable to constructors	3,329	3,479
Agent deposits	1,998	1,793
Interest payable of debt instruments	1,327	252
Stock appreciation rights (Note 31)	748	490
Tax payable	674	666
Others	18,632	14,133
Total	81,114	58,426
Current	81,114	58,426
Non-current	0	0
Total	¥ 81,114	¥ 58,426